Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets, net, as of December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019

Trademark	$1,550	$—
Service Contract	2,786	—
Non-competition agreements	42	—
Accumulated amortization	(2,702)	—
Impairment	(1,230)	—
Intangible assets, net	$446	$—

Amortization expenses of intangible assets from continuing operations were $2,702,  $nil and $nil for the years ended December 31, 2020, 2019 and 2018, respectively. Amortization expenses of intangible assets from discontinued operations were $314, $1,309 and $3,277 for the years ended December 31, 2020, 2019 and 2018, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. Impairment on intangible assets from continuing operations were $3,539, $nil and $nil for the years ended December 31, 2020, 2019 and 2018, respectively. Impairment on intangible assets from discontinuing operations were $nil,  $18,893 and $nil for the years ended December 31, 2020, 2019 and 2018, respectively

As of December 31, 2020, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2026 and
	2021	2022	2023	2024	2025	thereafter
	$	$	$	$	$	$
Amortization expenses	182	44	40	30	30	120